CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Ordinary shares [Member]	Additional Paid-in Capital [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Total Hollysys Automation Technologies Ltd. Stockholders' Equity [Member]	Non-controlling Interests [Member]
Balance at Jul. 01, 2017	$ 723,540	$ 60	$ 222,189	$ 41,130	$ 482,999	$ (22,859)	$ 723,519	$ 21
Balance (in shares) at Jul. 01, 2017		60,342,099
Share-based compensation	325	$ 0	325	0	0	0	325	0
Net income for the period	57,677	0	0	0	57,591	0	57,591	86
Dividend paid	(7,243)	0	0	0	(7,243)	0	(7,243)	0
Translation adjustments	32,270	0	0	0	0	32,270	32,270	0
Balance at Dec. 31, 2017	806,569	$ 60	222,514	41,130	533,347	9,411	806,462	107
Balance (in shares) at Dec. 31, 2017		60,342,099
Balance at Jun. 30, 2018	842,353	$ 60	223,396	45,970	578,079	(5,453)	842,052	301
Balance (in shares) at Jun. 30, 2018		60,342,099
Effect of change in accounting principle - ASC 606 (Note 2) at Jun. 30, 2018	21,389	$ 0	0	0	21,389	0	21,389	0
Share-based compensation	151	0	151	0	0	0	151	0
Net income for the period	72,119	0	0	0	72,036	0	72,036	83
Appropriations to statutory reserves	0	0	0	313	(313)	0	0	0
Dividend paid	(10,862)	0	0	0	(10,862)	0	(10,862)	0
Translation adjustments	(27,090)	0	0	0	0	(26,828)	(26,828)	(262)
Balance at Dec. 31, 2018	$ 898,060	$ 60	$ 223,547	$ 46,283	$ 660,329	$ (32,281)	$ 897,938	$ 122
Balance (in shares) at Dec. 31, 2018		60,342,099